Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation

The Company has determined that key management personnel consists of members of the Board and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2018	2017
	$	$
Management fees	1,360,539	1,750,691
Professional fees	266,150	187,000
Exploration and evaluation assets expenditures	129,872	353,520
Wages and salaries	22,919	43,633
Share-based compensation	2,312,347	2,228,191
	4,091,827	4,563,035